Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,237,494)	$ (2,539,550)	$ (12,802,275)	$ (1,241,661)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	176,951	10,390	113,531	440
Amortization of intangible assets	674,882		8,837
Common stock and warrants issued for stock-based compensation	374,560	24,750	2,871,721	213,841
Common stock and warrants issued for professional services – related party	27,500	11,471	1,356,507
Common stock and warrants issued for services and prepaid services	1,573,377	600,000	1,862,709	609,739
Common stock issued for commitment fee in interest expense	29,879
Interest expense related to put premium on stock-settled debt	83,058
Common stock and warrants issued for product development	370,677		69,219
Common stock issued pursuant to lock-up agreements	670,212		36,688
Common stock issued pursuant an asset acquisition transaction (see Note 4)			2,969,334
Gain on extinguishment of debt and accounts payable			(26,629)	(7,075)
Gain on forgiveness of debt			(14,754)
Gain on extinguishment of accounts payable		(7,075)
Gain on extinguishment of debt		(41,241)
Common stock issued for settlement expense	365,140
Amortization of debt discount on convertible notes payable and advances payable	426,495	817,922	1,012,554	7,983
Change in fair value of derivative liabilities	(55,855)	(289,351)	(289,874)	(32,315)
Change in operating assets and liabilities:
Inventory	(31,114)	(1,566)	4,743
Prepaid expenses and other current assets	(28,341)	(50,406)	(47,053)	(8,896)
Accounts payable	280,791	28,955	129,389	43,980
Accrued expense and other liabilities	(113,610)	(73,998)	(55,664)	102,201
Unredeemed gift cards	69,720	19,836	29,341	37,946
Net cash used in operating activities	(3,343,172)	(1,489,863)	(2,771,676)	(273,817)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for acquisition of subsidiary		(60,000)	(60,000)	4,917
Purchases of property and equipment	(11,750)	(127,075)	(167,824)	(3,168)
Net cash used by investing activities	(11,750)	(187,075)	(227,824)	1,749
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance costs	1,368,492	866,770	4,368,796	100,006
Proceeds from note payable		7,000		171,612
Proceeds from convertible notes payable, net of debt discount		1,647,300	1,581,450
Proceeds from convertible note payable - related party, net of debt discount	790,500	100,000	100,000
Proceeds from advances payable	322,502	274,040	332,900	140,840
Payment on stock repurchase agreement	(50,000)
Repayment of convertible notes payable	(998,054)	(652,667)	(1,195,920)	384,100
Repayment of note payable - in default				(3,738)
Repayments of advance payable	(219,233)	(186,654)	(312,752)	(80,535)
Repayment of convertible notes payable - related party	(63,069)		(46,931)
Net cash provided by financing activities	1,151,138	2,055,789	4,827,543	712,285
Net change in cash	(2,203,784)	378,851	1,828,043	440,217
Cash - beginning of period	2,275,397	57,082	447,354	7,137
Cash - end of period	71,613	435,933	2,275,397	447,354
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	61,780	55,198	159,909	7,670
Income taxes
Non-cash investing and financing activities:
Initial amount of ROU asset and related liability		460,987	540,041	32,444
Termination of the ROU asset and related liability				27,843
Disposal of a component with related party				131,221
Repurchase obligation pursuant to the Put Option Agreement				1,300,000
Reduction of the repurchase obligation pursuant to the Put Option Agreement	113,072	244,906	681,725
Common stock and common stock warrants issued as commitment fee in connection with convertible notes payable, recorded as debt discount		494,165	418,554	38,263
Warrants issued as commitment fee in connection with convertible notes payable			156,926
Liabilities to be settled with common stock in connection with convertible notes payable			209,688
Fair value of true-up shares in connection with the commitment fee		244,213
Initial derivative liability recorded in connection with convertible notes payable	122,177	419,838	223,358	212,344
Fair value of common stock issued for an asset acquisition transaction (see Note 4)			2,620,000
Increase in debt discount for relative fair value of warrants	154,985
Increase in stock repurchase obligation and reduction of additional paid-in capital pursuant to settlement agreement	150,000
Net Assets and Liabilities Assumed in Acquisition:
Cash				4,917
Prepaid expenses and other assets		241	241	9,776
Inventory		20,763	20,763
Operating right-of-use asset		76,136	76,136	32,444
Computer software		66,198	66,198
Customer relationships		43,000	43,000
Trademark		505,000	505,000
Goodwill		1,749,357	1,809,357
Accounts payable and accrued liabilities		(203,348)	(203,348)	(209,417)
Operating right-of-use liability		(79,054)	(79,054)	(32,444)
Note Payable		(149,900)	(149,900)
Net assets acquired (liabilities assumed)		$ 2,028,393	$ 2,088,393	$ (194,724)